UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21034

SANFORD C. BERNSTEIN FUND II, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: September 30, 2016

Date of reporting period: June 30, 2016

ITEM 1.	SCHEDULE OF INVESTMENTS.

Sanford C. Bernstein Fund II, Inc.

Intermediate Duration Institutional Portfolio

Portfolio of Investments

June 30, 2016 (unaudited)

	Principal Amount (000)		U.S. $ Value
CORPORATES - INVESTMENT GRADE - 26.3%
Industrial - 17.5%
Basic - 1.1%
Barrick Gold Corp.
4.10%, 5/01/23	U.S.$	86	$90,718
Barrick North America Finance LLC
4.40%, 5/30/21		22	23,688
BHP Billiton Finance USA Ltd.
3.25%, 11/21/21		10	10,570
Dow Chemical Co. (The)
3.00%, 11/15/22		15	15,411
4.125%, 11/15/21		30	32,913
7.375%, 11/01/29		180	241,340
8.55%, 5/15/19		781	927,074
Eastman Chemical Co.
3.80%, 3/15/25		560	591,853
Glencore Funding LLC
4.125%, 5/30/23 (a)		502	461,840
International Paper Co.
4.75%, 2/15/22		875	972,103
LYB International Finance BV
4.00%, 7/15/23		75	80,301
LyondellBasell Industries NV
5.75%, 4/15/24		996	1,185,446
Minsur SA
6.25%, 2/07/24 (a)		397	388,974
Mosaic Co. (The)
5.625%, 11/15/43		486	539,034
Sociedad Quimica y Minera de Chile SA
3.625%, 4/03/23 (a)		1,043	1,007,017
Vale Overseas Ltd.
6.875%, 11/21/36		350	318,500

			6,886,782

Capital Goods - 0.6%
General Electric Co.
4.65%, 10/17/21		41	46,952
5.875%, 1/14/38		43	58,156
Series D
5.00%, 1/21/21 (b)		355	376,655
Series G
5.625%, 5/01/18		205	222,241
Owens Corning
6.50%, 12/01/16 (c)		101	102,425
Republic Services, Inc.
3.80%, 5/15/18		21	21,972
5.25%, 11/15/21		1,033	1,193,888
5.50%, 9/15/19		1,343	1,499,732
Yamana Gold, Inc.
4.95%, 7/15/24		395	388,601

			3,910,622

Communications - Media - 2.7%
21st Century Fox America, Inc.
3.00%, 9/15/22		211	219,759
4.00%, 10/01/23		5	5,497

	Principal Amount (000)	U.S. $ Value
4.50%, 2/15/21	65	72,573
6.15%, 3/01/37-2/15/41	743	927,333
6.55%, 3/15/33	795	1,015,912
CBS Corp.
3.50%, 1/15/25	1,660	1,706,790
5.75%, 4/15/20	110	125,070
Charter Communications Operating LLC/Charter Communications Operating Capital
4.908%, 7/23/25	470	513,852
Comcast Cable Communications Holdings, Inc.
9.455%, 11/15/22	45	64,177
Comcast Corp.
3.125%, 7/15/22	17	18,178
5.15%, 3/01/20	83	93,794
Cox Communications, Inc.
2.95%, 6/30/23 (a)	463	446,207
Discovery Communications LLC
3.45%, 3/15/25	928	907,949
NBCUniversal Enterprise, Inc.
5.25%, 3/19/21 (a)(b)	1,155	1,191,094
RELX Capital, Inc.
8.625%, 1/15/19	112	129,175
S&P Global, Inc.
4.40%, 2/15/26	1,170	1,313,151
TCI Communications, Inc.
7.875%, 2/15/26	136	194,889
Time Warner Cable, Inc.
4.00%, 9/01/21	30	31,889
4.125%, 2/15/21	1,825	1,932,016
4.50%, 9/15/42	460	428,465
5.00%, 2/01/20	75	81,521
Time Warner Cos., Inc.
7.57%, 2/01/24	10	12,700
Time Warner, Inc.
3.40%, 6/15/22	63	66,639
3.55%, 6/01/24	1,516	1,610,592
3.60%, 7/15/25	1,175	1,243,320
4.70%, 1/15/21	1,220	1,360,797
7.625%, 4/15/31	15	20,574
Viacom, Inc.
3.875%, 12/15/21-4/01/24	383	391,377
5.625%, 9/15/19	525	578,721

		16,704,011

Communications - Telecommunications - 2.6%
America Movil SAB de CV
3.125%, 7/16/22	1,403	1,439,505
American Tower Corp.
2.80%, 6/01/20	31	31,723
4.70%, 3/15/22	30	33,106
5.05%, 9/01/20	2,305	2,562,998
AT&T Corp.
8.25%, 11/15/31 (c)	15	21,574
AT&T, Inc.
3.00%, 2/15/22	45	45,891

	Principal Amount (000)		U.S. $ Value
3.40%, 5/15/25		2,025	2,071,387
3.80%, 3/15/22		702	745,751
4.45%, 5/15/21-4/01/24		1,974	2,168,626
4.60%, 2/15/21		30	32,828
BellSouth Telecommunications LLC
7.00%, 10/01/25		135	165,173
British Telecommunications PLC
9.375%, 12/15/30 (d)		69	106,307
New Cingular Wireless Services, Inc.
8.75%, 3/01/31		20	29,839
Rogers Communications, Inc.
4.00%, 6/06/22	CAD	256	216,544
Telefonica Emisiones SAU
5.462%, 2/16/21	U.S.$	1,155	1,317,734
Verizon Communications, Inc.
3.50%, 11/01/21-11/01/24		3,600	3,829,069
3.85%, 11/01/42		801	753,308
4.862%, 8/21/46		491	536,706
5.15%, 9/15/23		5	5,823
Vodafone Group PLC
4.375%, 3/16/21		15	16,440

			16,130,332

Consumer Cyclical - Automotive - 1.2%
Ford Motor Credit Co. LLC
2.597%, 11/04/19		748	764,876
3.664%, 9/08/24		1,327	1,374,268
5.00%, 5/15/18		1,984	2,102,116
5.875%, 8/02/21		930	1,066,626
General Motors Co.
3.50%, 10/02/18		640	658,928
General Motors Financial Co., Inc.
3.10%, 1/15/19		1,130	1,154,362
3.25%, 5/15/18		87	88,803
4.00%, 1/15/25		204	206,409
4.30%, 7/13/25		265	271,886

			7,688,274

Consumer Cyclical - Other - 0.0%
Marriott International, Inc./MD
3.00%, 3/01/19		40	41,280

Consumer Cyclical - Retailers - 0.6%
CVS Health Corp.
3.875%, 7/20/25		1,165	1,281,473
Kohl’s Corp.
5.55%, 7/17/45		800	745,083
Walgreens Boots Alliance, Inc.
3.80%, 11/18/24		1,675	1,774,633

			3,801,189

Consumer Non-Cyclical - 3.6%
AbbVie, Inc.
3.60%, 5/14/25		872	913,708
Actavis Funding SCS
3.00%, 3/12/20		81	83,538
3.80%, 3/15/25		1,462	1,523,152
3.85%, 6/15/24		492	514,871

	Principal Amount (000)	U.S. $ Value
Agilent Technologies, Inc.
5.00%, 7/15/20	25	27,557
Ahold Finance USA LLC
6.875%, 5/01/29	120	158,731
Altria Group, Inc.
2.625%, 1/14/20	1,665	1,730,844
4.75%, 5/05/21	60	68,438
AstraZeneca PLC
6.45%, 9/15/37	460	627,864
Baxalta, Inc.
3.60%, 6/23/22	15	15,481
5.25%, 6/23/45	650	705,007
Bayer US Finance LLC
3.375%, 10/08/24 (a)	521	541,577
Becton Dickinson and Co.
3.734%, 12/15/24	737	793,854
Biogen, Inc.
3.625%, 9/15/22	11	11,677
4.05%, 9/15/25	1,352	1,455,362
Bunge Ltd. Finance Corp.
8.50%, 6/15/19	32	37,417
Celgene Corp.
3.875%, 8/15/25	1,480	1,578,663
Gilead Sciences, Inc.
3.65%, 3/01/26	651	708,404
Grupo Bimbo SAB de CV
3.875%, 6/27/24 (a)	1,115	1,160,318
Kimberly-Clark Corp.
3.875%, 3/01/21	35	38,530
Kraft Heinz Foods Co.
2.80%, 7/02/20 (a)	650	674,987
3.50%, 7/15/22 (a)	830	881,511
Laboratory Corp. of America Holdings
3.60%, 2/01/25	530	550,114
Medtronic, Inc.
3.50%, 3/15/25	1,655	1,804,157
Mylan, Inc.
2.60%, 6/24/18	81	82,029
Newell Brands, Inc.
3.15%, 4/01/21	1,555	1,619,971
3.85%, 4/01/23	452	479,422
Perrigo Finance Unlimited Co.
3.50%, 12/15/21	237	243,905
3.90%, 12/15/24	555	562,688
Reynolds American, Inc.
5.85%, 8/15/45	412	526,425
Thermo Fisher Scientific, Inc.
4.15%, 2/01/24	677	738,874
Tyson Foods, Inc.
2.65%, 8/15/19	338	347,242
3.95%, 8/15/24	1,094	1,180,913
4.50%, 6/15/22	101	112,523

		22,499,754

	Principal Amount (000)	U.S. $ Value
Energy - 3.4%
Anadarko Finance Co.
Series B
7.50%, 5/01/31	20	23,945
Apache Corp.
3.625%, 2/01/21	20	20,904
ConocoPhillips
6.00%, 1/15/20	30	34,121
ConocoPhillips Holding Co.
6.95%, 4/15/29	85	106,086
Encana Corp.
3.90%, 11/15/21	805	780,651
Energy Transfer Partners LP
4.65%, 6/01/21	59	60,916
6.125%, 2/15/17	140	143,617
6.625%, 10/15/36	120	125,694
6.70%, 7/01/18	809	860,800
7.50%, 7/01/38	1,389	1,533,596
EnLink Midstream Partners LP
5.05%, 4/01/45	1,143	933,957
Enterprise Products Operating LLC
3.35%, 3/15/23	95	97,591
3.70%, 2/15/26	1,496	1,556,824
5.20%, 9/01/20	606	681,802
Halliburton Co.
5.00%, 11/15/45	1,630	1,792,809
Husky Energy, Inc.
7.25%, 12/15/19	176	198,004
Kinder Morgan Energy Partners LP
2.65%, 2/01/19	73	72,969
3.95%, 9/01/22	2,149	2,187,063
4.15%, 3/01/22	45	45,524
6.85%, 2/15/20	18	20,144
Kinder Morgan, Inc./DE
5.00%, 2/15/21 (a)	645	679,798
Marathon Petroleum Corp.
5.125%, 3/01/21	48	53,079
Noble Energy, Inc.
3.90%, 11/15/24	890	904,161
4.15%, 12/15/21	10	10,515
8.25%, 3/01/19	2,449	2,804,872
Occidental Petroleum Corp.
3.125%, 2/15/22	20	20,961
Phillips 66
4.30%, 4/01/22	94	102,666
Plains All American Pipeline LP/PAA Finance Corp.
3.60%, 11/01/24	1,219	1,144,758
Regency Energy Partners LP/Regency Energy Finance Corp.
4.50%, 11/01/23	251	245,029
Schlumberger Holdings Corp.
3.625%, 12/21/22 (a)	1,580	1,671,394
Spectra Energy Partners LP
3.50%, 3/15/25	20	20,461
TransCanada PipeLines Ltd.
3.80%, 10/01/20	10	10,628
6.35%, 5/15/67	1,445	1,022,337

	Principal Amount (000)	U.S. $ Value
Valero Energy Corp.
6.125%, 2/01/20	80	90,289
9.375%, 3/15/19	6	7,170
Williams Partners LP
3.90%, 1/15/25	30	27,268
4.125%, 11/15/20	784	776,550

		20,868,953

Other Industrial - 0.1%
Hutchison Whampoa International 14 Ltd.
1.625%, 10/31/17 (a)	544	546,480

Services - 0.1%
eBay, Inc.
3.80%, 3/09/22	412	437,782

Technology - 1.5%
Diamond 1 Finance Corp./Diamond 2 Finance Corp.
5.45%, 6/15/23	1,560	1,618,614
Fidelity National Information Services, Inc.
3.50%, 4/15/23	212	220,116
5.00%, 10/15/25	3	3,406
Hewlett Packard Enterprise Co.
3.60%, 10/15/20 (a)	20	20,876
4.90%, 10/15/25 (a)	1,605	1,676,939
HP Enterprise Services LLC
7.45%, 10/15/29	35	42,485
HP, Inc.
3.75%, 12/01/20	11	11,619
4.65%, 12/09/21	917	991,614
Intel Corp.
4.80%, 10/01/41	75	85,181
KLA-Tencor Corp.
4.65%, 11/01/24	1,218	1,328,685
Lam Research Corp.
2.80%, 6/15/21	484	495,492
Micron Technology, Inc.
7.50%, 9/15/23	401	426,062
Motorola Solutions, Inc.
3.50%, 3/01/23	55	53,095
7.50%, 5/15/25	243	286,074
Seagate HDD Cayman
4.75%, 1/01/25	687	543,589
Tencent Holdings Ltd.
3.375%, 5/02/19 (a)	932	966,787
Total System Services, Inc.
2.375%, 6/01/18	730	735,621
3.75%, 6/01/23	35	35,547
Xerox Corp.
2.80%, 5/15/20	22	21,183

		9,562,985

		109,078,444

	Principal Amount (000)	U.S. $ Value
Financial Institutions - 7.7%
Banking - 4.8%
American Express Co.
2.65%, 12/02/22	34	34,444
Bank of America Corp.
3.875%, 3/22/17-8/01/25	180	189,461
4.00%, 4/01/24	29	30,952
4.20%, 8/26/24	56	57,888
5.00%, 5/13/21	10	11,197
5.625%, 7/01/20	240	270,010
5.875%, 1/05/21	35	40,151
Series G
3.30%, 1/11/23	453	466,204
Series L
2.60%, 1/15/19	1,890	1,933,978
5.65%, 5/01/18	25	26,791
BPCE SA
5.70%, 10/22/23 (a)	379	406,501
Capital One Financial Corp.
4.75%, 7/15/21	90	100,182
5.25%, 2/21/17	30	30,704
Citigroup, Inc.
3.875%, 3/26/25	1,345	1,357,179
Compass Bank
5.50%, 4/01/20	1,454	1,567,124
Cooperatieve Rabobank UA
3.95%, 11/09/22	443	458,142
4.375%, 8/04/25	1,044	1,090,487
Credit Suisse Group Funding Guernsey Ltd.
3.75%, 3/26/25	907	887,730
4.55%, 4/17/26	1,361	1,411,873
Fifth Third Bancorp
3.50%, 3/15/22	41	43,420
Goldman Sachs Group, Inc. (The)
3.75%, 5/22/25	501	523,230
3.85%, 7/08/24	1,770	1,876,750
5.75%, 1/24/22	260	301,850
Series D
6.00%, 6/15/20	2,425	2,767,010
Series G
7.50%, 2/15/19	130	148,669
HSBC Holdings PLC
4.00%, 3/30/22	90	94,603
5.10%, 4/05/21	115	126,891
JPMorgan Chase & Co.
3.625%, 5/13/24	107	113,618
4.35%, 8/15/21	20	22,003
4.40%, 7/22/20	170	185,518
4.50%, 1/24/22	45	50,078
4.625%, 5/10/21	60	66,770
Lloyds Bank PLC
4.20%, 3/28/17	45	46,020
Lloyds Banking Group PLC
3.10%, 7/06/21	400	401,246
Mitsubishi UFJ Financial Group, Inc.
3.85%, 3/01/26	286	312,022
Mizuho Financial Group Cayman 3 Ltd.
4.60%, 3/27/24 (a)	1,568	1,707,149

	Principal Amount (000)	U.S. $ Value
Morgan Stanley
5.625%, 9/23/19	1,098	1,218,240
7.25%, 4/01/32	55	76,241
Series F
3.875%, 4/29/24	31	33,183
Series G
3.75%, 2/25/23	39	41,308
5.50%, 7/24/20-7/28/21	2,018	2,279,169
6.625%, 4/01/18	80	86,702
Murray Street Investment Trust I
4.647%, 3/09/17	286	292,424
Nationwide Building Society
6.25%, 2/25/20 (a)	1,490	1,707,536
PNC Funding Corp.
5.125%, 2/08/20	90	100,691
Rabobank Capital Funding Trust III
5.254%, 10/21/16 (a)(b)	745	742,206
Santander Issuances SAU
5.179%, 11/19/25	1,200	1,198,840
Standard Chartered PLC
6.409%, 1/30/17 (a)(b)	400	360,000
State Street Corp.
3.70%, 11/20/23	45	49,550
UBS AG/Stamford CT
7.625%, 8/17/22	1,334	1,510,755
UBS Group Funding Jersey Ltd.
4.125%, 9/24/25 (a)	836	866,691

		29,721,381

Brokerage - 0.0%
Nomura Holdings, Inc.
2.00%, 9/13/16	126	126,217

Finance - 0.2%
Aviation Capital Group Corp.
7.125%, 10/15/20 (a)	955	1,088,992
HSBC Finance Corp.
6.676%, 1/15/21	101	113,171

		1,202,163

Insurance - 1.9%
Allied World Assurance Co. Holdings Ltd.
7.50%, 8/01/16	825	828,877
American International Group, Inc.
4.875%, 6/01/22	1,765	1,966,256
Anthem, Inc.
3.30%, 1/15/23	33	34,087
Coventry Health Care, Inc.
5.45%, 6/15/21	20	22,824
5.95%, 3/15/17	565	583,857
Guardian Life Insurance Co. of America (The)
7.375%, 9/30/39 (a)	923	1,268,628
Hartford Financial Services Group, Inc. (The)
5.125%, 4/15/22	1,130	1,285,143
5.50%, 3/30/20	564	636,865
6.10%, 10/01/41	150	185,116

	Principal Amount (000)	U.S. $ Value
Humana, Inc.
6.30%, 8/01/18	30	32,818
7.20%, 6/15/18	40	44,294
Lincoln National Corp.
8.75%, 7/01/19	733	867,080
Massachusetts Mutual Life Insurance Co.
8.875%, 6/01/39 (a)	20	29,929
MetLife Capital Trust IV
7.875%, 12/15/37 (a)	970	1,156,725
MetLife, Inc.
4.75%, 2/08/21	350	390,835
7.717%, 2/15/19	575	666,911
10.75%, 8/01/39	10	15,545
Nationwide Mutual Insurance Co.
9.375%, 8/15/39 (a)	552	839,228
Prudential Financial, Inc.
4.50%, 11/15/20	86	94,909
5.625%, 6/15/43	337	351,430
Reliance Standard Life Global Funding II
2.50%, 4/24/19 (a)	80	81,589
Swiss Re Solutions Holding Corp.
7.00%, 2/15/26	35	45,368
XLIT Ltd.
5.50%, 3/31/45	285	281,524
6.25%, 5/15/27	195	234,638

		11,944,476

REITS - 0.8%
HCP, Inc.
5.375%, 2/01/21	7	7,782
6.00%, 1/30/17	65	66,702
Host Hotels & Resorts LP
Series D
3.75%, 10/15/23	45	45,328
Trust F/1401
5.25%, 12/15/24 (a)	1,052	1,075,670
Welltower, Inc.
5.25%, 1/15/22	3,060	3,437,454

		4,632,936

		47,627,173

Utility - 1.1%
Electric - 0.8%
Berkshire Hathaway Energy Co.
6.125%, 4/01/36	110	145,864
CMS Energy Corp.
5.05%, 3/15/22	345	394,417
Constellation Energy Group, Inc.
5.15%, 12/01/20	594	661,079
Dominion Resources, Inc./VA
7.50% (LIBOR 3 Month + 2.83%), 6/30/66 (e)	40	33,200
Duke Energy Carolinas LLC
3.90%, 6/15/21	42	46,321

	Principal Amount (000)	U.S. $ Value
Entergy Corp.
4.00%, 7/15/22	1,161	1,245,852
Exelon Corp.
2.85%, 6/15/20	30	30,947
5.10%, 6/15/45	415	476,895
Exelon Generation Co. LLC
4.25%, 6/15/22	676	720,995
Pacific Gas & Electric Co.
4.50%, 12/15/41	55	62,276
6.05%, 3/01/34	35	46,632
TECO Finance, Inc.
5.15%, 3/15/20	695	772,078
Union Electric Co.
6.70%, 2/01/19	30	34,096
Wisconsin Electric Power Co.
4.25%, 12/15/19	23	25,073

		4,695,725

Natural Gas - 0.3%
Engie SA
1.625%, 10/10/17 (a)	32	32,130
NiSource Finance Corp.
6.80%, 1/15/19	100	112,451
Sempra Energy
4.05%, 12/01/23	105	113,596
Talent Yield Investments Ltd.
4.50%, 4/25/22 (a)	1,775	1,927,705

		2,185,882

		6,881,607

Total Corporates - Investment Grade (cost $154,530,581)		163,587,224

MORTGAGE PASS-THROUGHS - 19.9%
Agency ARMs - 0.0%
Federal Home Loan Mortgage Corp.
Series 2006
2.943% (LIBOR 1 Month + 2.07%), 12/01/36 (e)	1	1,431
Series 2007
3.258% (LIBOR 1 Month + 2.17%), 3/01/37 (e)	2	2,449
Federal National Mortgage Association
Series 2007
2.912%, 3/01/37 (c)	5	5,262
2.335% (LIBOR 1 Month + 1.46%), 2/01/37 (e)	3	3,063

		12,205

Agency Fixed Rate 15-Year - 2.4%
Federal National Mortgage Association
2.50%, 7/01/31, TBA	9,497	9,825,493
3.50%, 10/01/25-1/12/30	5,032	5,345,278

		15,170,771

	Principal Amount (000)	U.S. $ Value
Agency Fixed Rate 30-Year - 17.5%
Federal Home Loan Mortgage Corp. Gold
Series 2005
5.50%, 1/01/35	80	90,926
4.00%, 7/01/46, TBA	7,900	8,455,469
3.50%, 7/01/45	2,941	3,156,704
4.00%, 1/01/45	6,250	6,860,356
Series 2007
5.50%, 7/01/35	473	537,719
Federal National Mortgage Association
Series 2007
5.50%, 5/01/36-8/01/37	154	175,101
Series 2004
5.50%, 2/01/34-11/01/34	1,229	1,394,512
3.50%, 7/01/46, TBA	2,550	2,690,648
4.50%, 7/25/46, TBA	15,345	16,749,947
Series 2008
5.50%, 8/01/37	2	2,053
3.50%, 12/01/41-9/01/45	22,548	24,205,048
4.00%, 10/01/44-8/01/45	13,509	14,837,845
Series 2003
5.50%, 4/01/33-7/01/33	1,368	1,549,547
Series 2005
5.50%, 2/01/35	1,309	1,485,790
Series 2006
5.50%, 4/01/36	284	322,820
3.00%, 5/01/45-8/01/45	5,917	6,146,560
5.50%, 9/01/36	11	11,950
5.00%, 6/01/40	59	65,289
Series AS6516
4.00%, 1/01/46	6,147	6,595,659
Government National Mortgage Association
3.50%, 7/01/46, TBA	9,189	9,752,903
3.00%, 12/20/45	3,228	3,376,922

		108,463,768

Total Mortgage Pass-Throughs (cost $121,429,344)		123,646,744

ASSET-BACKED SECURITIES - 14.6%
Autos - Fixed Rate - 8.2%
Ally Auto Receivables Trust
Series 2015-2, Class A3
1.49%, 11/15/19	1,236	1,244,954
Ally Master Owner Trust
Series 2012-4, Class A
1.72%, 7/15/19	2,525	2,540,211
Series 2014-1, Class A2
1.29%, 1/15/19	120	120,163
Series 2015-3, Class A
1.63%, 5/15/20	89	89,435
AmeriCredit Automobile Receivables Trust
Series 2013-4, Class A3
0.96%, 4/09/18	12	12,435

	Principal Amount (000)	U.S. $ Value
ARI Fleet Lease Trust
Series 2014-A, Class A2
0.81%, 11/15/22 (a)	192	192,200
Avis Budget Rental Car Funding AESOP LLC
Series 2013-2A, Class A
2.97%, 2/20/20 (a)	2,535	2,598,670
Series 2016-1A, Class A
2.99%, 6/20/22	742	767,964
Bank of The West Auto Trust
Series 2015-1, Class A3
1.31%, 10/15/19 (a)	2,337	2,345,425
California Republic Auto Receivables Trust
Series 2014-2, Class A4
1.57%, 12/16/19	1,080	1,083,074
Series 2015-2, Class A3
1.31%, 8/15/19	1,065	1,067,222
Capital Auto Receivables Asset Trust
Series 2014-1, Class B
2.22%, 1/22/19	395	398,038
CarMax Auto Owner Trust
Series 2015-4, Class A3
1.56%, 11/16/20	64	64,596
Chrysler Capital Auto Receivables Trust
Series 2015-BA, Class A3
1.91%, 3/16/20 (a)	997	1,010,064
CPS Auto Receivables Trust
Series 2013-B, Class A
1.82%, 9/15/20 (a)	422	419,899
Series 2014-B, Class A
1.11%, 11/15/18 (a)	285	283,398
Drive Auto Receivables Trust
Series 2015-DA, Class A2A
1.23%, 6/15/18 (a)	246	246,111
Series 2016-AA, Class A2A
1.50%, 3/15/18 (a)	425	425,485
Series 2016-BA, Class A2
1.38%, 8/15/18	1,705	1,705,165
Enterprise Fleet Financing LLC
Series 2014-1, Class A2
0.87%, 9/20/19 (a)	182	182,029
Series 2014-2, Class A2
1.05%, 3/20/20 (a)	699	696,035
Series 2015-1, Class A2
1.30%, 9/20/20 (a)	1,630	1,627,914
Exeter Automobile Receivables Trust
Series 2014-2A, Class A
1.06%, 8/15/18 (a)	41	40,729
Series 2016-1A, Class D
8.20%, 2/15/23 (a)	520	519,601
Fifth Third Auto Trust
Series 2014-3, Class A4
1.47%, 5/17/21	1,447	1,452,034
Flagship Credit Auto Trust
Series 2016-2, Class D
8.56%, 11/15/23	620	637,286

	Principal Amount (000)	U.S. $ Value
Ford Credit Auto Owner Trust
Series 2012-D, Class B
1.01%, 5/15/18	860	858,521
Series 2014-2, Class A
2.31%, 4/15/26 (a)	2,407	2,474,200
Series 2016-1, Class A
2.31%, 8/15/27 (a)	1,232	1,268,706
Ford Credit Floorplan Master Owner Trust
Series 2014-1, Class A1
1.20%, 2/15/19	57	57,047
Series 2015-2, Class A1
1.98%, 1/15/22	1,688	1,714,897
GM Financial Automobile Leasing Trust
Series 2015-2, Class A3
1.68%, 12/20/18	2,229	2,246,954
Series 2015-3, Class A3
1.69%, 3/20/19	2,050	2,071,521
GMF Floorplan Owner Revolving Trust
Series 2015-1, Class A1
1.65%, 5/15/20 (a)	1,078	1,079,222
Harley-Davidson Motorcycle Trust
Series 2014-1, Class A3
1.10%, 9/15/19	1,387	1,387,828
Series 2015-1, Class A3
1.41%, 6/15/20	1,012	1,015,830
Series 2015-2, Class A3
1.30%, 3/16/20	88	88,161
Hertz Vehicle Financing II LP
Series 2015-2A, Class A
2.02%, 9/25/19 (a)	924	930,146
Series 2015-2A, Class C
3.95%, 9/25/19 (a)	600	599,313
Hertz Vehicle Financing LLC
Series 2013-1A, Class A2
1.83%, 8/25/19 (a)	3,845	3,846,626
Hyundai Auto Lease Securitization Trust
Series 2015-A, Class A2
1.00%, 10/16/17 (a)	31	30,875
Series 2015-B, Class A3
1.40%, 11/15/18 (a)	1,107	1,111,393
Hyundai Auto Receivables Trust
Series 2015-A, Class A2
0.68%, 10/16/17	5	5,446
Mercedes Benz Auto Lease Trust
Series 2015-B, Class A3
1.34%, 7/16/18	1,245	1,248,064
Nissan Auto Lease Trust
Series 2015-A, Class A3
1.40%, 6/15/18	1,941	1,948,413
Porsche Innovative Lease Owner Trust
Series 2015-1, Class A4
1.43%, 5/21/21 (a)	100	100,528
Santander Drive Auto Receivables Trust
Series 2013-2, Class E
2.98%, 4/15/20	1,556	1,568,238
Series 2015-3, Class A2A

	Principal Amount (000)	U.S. $ Value
1.02%, 9/17/18	365	364,549
Series 2015-4,Class A2A
1.20%, 12/17/18	566	565,602
TCF Auto Receivables Owner Trust
Series 2015-1A, Class A2
1.02%, 8/15/18 (a)	537	536,959
Volkswagen Auto Loan Enhanced Trust
Series 2014-1, Class A3
0.91%, 10/22/18	68	67,658
Westlake Automobile Receivables Trust
Series 2015-3A, Class A2A
1.42%, 5/17/21 (a)	869	869,504
Series 2016-2A, Class A2
1.57%, 6/17/19	908	909,069

		50,735,407

Credit Cards - Fixed Rate - 2.6%
American Express Credit Account Master Trust
Series 2014-2, Class A
1.26%, 1/15/20	794	797,008
Barclays Dryrock Issuance Trust
Series 2014-3, Class A
2.41%, 7/15/22	2,297	2,367,781
Series 2015-1, Class A
2.20%, 12/15/22	100	102,868
Series 2015-2, Class A
1.56%, 3/15/21	1,501	1,511,599
Series 2015-4, Class A
1.72%, 8/16/21	1,130	1,144,409
Capital One Multi-Asset Execution Trust
Series 2015-A5, Class A5
1.60%, 5/17/21	1,004	1,016,352
Chase Issuance Trust
Series 2013-A1, Class A1
1.30%, 2/18/20	100	100,524
Discover Card Execution Note Trust
Series 2015-A2, Class A
1.90%, 10/17/22	2,050	2,097,523
Synchrony Credit Card Master Note Trust
Series 2012-2, Class A
2.22%, 1/15/22	1,942	1,978,813
Series 2015-3, Class A
1.74%, 9/15/21	1,702	1,722,889
World Financial Network Credit Card Master Trust
Series 2012-B, Class A
1.76%, 5/17/21	1,815	1,826,535
Series 2013-A, Class A
1.61%, 12/15/21	100	100,751
Series 2015-B,Class A
2.55%, 6/17/24	1,321	1,374,484

		16,141,536

	Principal Amount (000)	U.S. $ Value
Autos - Floating Rate - 1.5%
BMW Floorplan Master Owner Trust
Series 2015-1A, Class A
0.931% (LIBOR 1 Month + 0.50%), 7/15/20 (a)(e)	1,949	1,949,000
GE Dealer Floorplan Master Note Trust
Series 2014-1, Class A
0.812% (LIBOR 1 Month + 0.38%), 7/20/19 (e)	1,165	1,162,276
Series 2015-1, Class A
0.932% (LIBOR 1 Month + 0.50%), 1/20/20 (e)	2,052	2,047,050
Hertz Fleet Lease Funding LP
Series 2013-3, Class A
0.979% (LIBOR 1 Month + 0.55%), 12/10/27 (a)(e)	627	627,221
Navistar Financial Dealer Note Master Trust
Series 2014-1, Class A
1.203% (LIBOR 1 Month + 0.75%), 10/25/19 (a)(e)	1,356	1,357,711
NCF Dealer Floorplan Master Trust
Series 2014-1A, Class A
1.932% (LIBOR 1 Month + 1.50%), 10/20/20 (a)(e)	1,613	1,612,999
Volkswagen Credit Auto Master Trust
Series 2014-1A, Class A1
0.782% (LIBOR 1 Month + 0.35%), 7/22/19 (a)(e)	620	612,395

		9,368,652

Other ABS - Fixed Rate - 1.1%
Ascentium Equipment Receivables LLC
Series 2015-2A, Class A1
1.00%, 11/10/16 (a)	71	71,384
Series 2016-1A, Class A2
1.75%, 11/13/18	470	470,877
CIT Equipment Collateral
Series 2013-VT1, Class A3
1.13%, 7/20/20 (a)	9	9,189
Series 2014-VT1, Class A2
0.86%, 5/22/17 (a)	322	321,860
CNH Equipment Trust
Series 2014-B, Class A4
1.61%, 5/17/21	1,156	1,164,458
Series 2015-A, Class A4
1.85%, 4/15/21	1,170	1,184,883
Dell Equipment Finance Trust
Series 2015-1, Class A3
1.30%, 3/23/20 (a)	749	748,924
Series 2015-2, Class A2A
1.42%, 12/22/17 (a)	556	556,492
SBA Tower Trust
3.156%, 10/15/20 (a)	1,340	1,358,425

	Principal Amount (000)	U.S. $ Value
Taco Bell Funding LLC
Series 2016-1A, Class A2I
3.832%, 5/25/46	925	943,018
Volvo Financial Equipment LLC
Series 2015-1A, Class A3
1.51%, 6/17/19 (a)	73	73,413

		6,902,923

Credit Cards - Floating Rate - 1.1%
Cabela’s Credit Card Master Note Trust
Series 2012-1A, Class A2
0.961% (LIBOR 1 Month + 0.53%), 2/18/20 (a)(e)	1,270	1,269,450
Series 2014-1, Class A
0.781% (LIBOR 1 Month + 0.35%), 3/16/20 (e)	720	716,266
Discover Card Execution Note Trust
Series 2015-A1, Class A1
0.881% (LIBOR 1 Month + 0.35%), 8/17/20 (e)	1,933	1,936,890
First National Master Note Trust
Series 2013-2, Class A
0.961% (LIBOR 1 Month + 0.53%), 10/15/19 (e)	1,523	1,523,827
World Financial Network Credit Card Master Trust
Series 2015-A, Class A
0.911% (LIBOR 1 Month + 0.48%), 2/15/22 (e)	1,322	1,320,380

		6,766,813

Home Equity Loans - Floating Rate - 0.1%
Asset Backed Funding Certificates Trust
Series 2003-WF1, Class A2
1.561% (LIBOR 1 Month + 1.13%), 12/25/32 (e)	198	190,214
Wells Fargo Home Equity Trust Mortgage Pass-Through Certificates
Series 2004-1, Class 1A
0.736% (LIBOR 1 Month + 0.30%), 4/25/34 (e)	97	91,970

		282,184

Home Equity Loans - Fixed Rate - 0.0%
Credit-Based Asset Servicing and Securitization LLC
Series 2003-CB1, Class AF
3.95%, 1/25/33	138	139,134

Total Asset-Backed Securities (cost $89,642,745)		90,336,649

	Principal Amount (000)	U.S. $ Value
COMMERCIAL MORTGAGE-BACKED SECURITIES - 11.3%
Non-Agency Fixed Rate CMBS - 9.1%
Bear Stearns Commercial Mortgage Securities Trust
Series 2006-PW13, Class AJ
5.611%, 9/11/41	983	983,636
BHMS Mortgage Trust
Series 2014-ATLS, Class AFX
3.601%, 7/05/33 (a)	1,705	1,791,219
CGRBS Commercial Mortgage Trust
Series 2013-VN05, Class A
3.369%, 3/13/35 (a)	2,495	2,657,268
Citigroup Commercial Mortgage Trust
Series 2012-GC8, Class D
4.877%, 9/10/45 (a)	930	866,072
Series 2015-GC27, Class A5
3.137%, 2/10/48	1,333	1,399,133
Series 2016-C1, Class A4
3.209%, 5/10/49	2,238	2,352,687
COBALT CMBS Commercial Mortgage Trust
Series 2007-C3, Class A4
5.767%, 5/15/46	1,328	1,368,322
Commercial Mortgage Loan Trust
Series 2008-LS1, Class A1A
6.097%, 12/10/49	168	176,365
Commercial Mortgage Trust
Series 2006-C8, Class A1A
5.292%, 12/10/46	1,175	1,187,955
Series 2006-C8, Class A4
5.306%, 12/10/46	47	46,930
Series 2007-GG9, Class A4
5.444%, 3/10/39	4,024	4,061,389
Series 2013-CR6, Class A2
2.122%, 3/10/46	240	242,208
Series 2013-SFS, Class A1
1.873%, 4/12/35 (a)	911	911,563
Credit Suisse Commercial Mortgage Trust
Series 2007-C3, Class AM
5.699%, 6/15/39	787	796,609
CSAIL Commercial Mortgage Trust
Series 2015-C3, Class A4
3.718%, 8/15/48	1,791	1,946,455
DBUBS Mortgage Trust
Series 2011-LC1A, Class E
5.646%, 11/10/46 (a)	668	705,932
GS Mortgage Securities Corp. II
Series 2013-KING, Class A
2.706%, 12/10/27 (a)	2,557	2,617,074
GS Mortgage Securities Trust
Series 2007-GG10, Class A4
5.794%, 8/10/45	1,000	1,024,549
Series 2013-G1, Class A2
3.557%, 4/10/31 (a)	1,499	1,555,354
Series 2013-GC16, Class A2
3.033%, 11/10/46	119	122,843

	Principal Amount (000)	U.S. $ Value
JP Morgan Chase Commercial Mortgage Securities Trust
Series 2006-CB15, Class A4
5.814%, 6/12/43	2	2,159
Series 2006-LDP8, Class AJ
5.48%, 5/15/45	754	755,026
Series 2006-LDP9, Class AM
5.372%, 5/15/47	672	669,451
Series 2007-LDPX, Class A1A
5.439%, 1/15/49	1,748	1,778,940
Series 2007-LDPX, Class A3
5.42%, 1/15/49	4,556	4,624,709
Series 2010-C2, Class A1
2.749%, 11/15/43 (a)	43	42,830
Series 2011-C5, Class D
5.323%, 8/15/46 (a)	483	490,148
Series 2012-C6, Class E
5.192%, 5/15/45 (a)	712	674,533
JPMBB Commercial Mortgage Securities Trust
Series 2015-C31, Class A3
3.801%, 8/15/48	1,894	2,093,716
Series 2015-C32, Class C
4.669%, 11/15/48	1,000	931,725
LB-UBS Commercial Mortgage Trust
Series 2006-C6, Class AJ
5.452%, 9/15/39	546	544,198
Series 2007-C1, Class AM
5.455%, 2/15/40	515	520,956
LSTAR Commercial Mortgage Trust
Series 2014-2, Class A2
2.767%, 1/20/41 (a)	975	983,565
Series 2015-3, Class A2
2.729%, 4/20/48 (a)	1,270	1,254,778
Series 2016-4, Class A2
2.57%, 3/10/49	1,099	1,099,337
Merrill Lynch Mortgage Trust
Series 2006-C2, Class AJ
5.802%, 8/12/43	639	636,877
ML-CFC Commercial Mortgage Trust
Series 2006-4, Class A1A
5.166%, 12/12/49	2,373	2,386,079
Series 2006-4, Class AJ
5.239%, 12/12/49	364	360,984
Series 2007-9, Class A4
5.70%, 9/12/49	299	310,931
UBS-Barclays Commercial Mortgage Trust
Series 2012-C3, Class A4
3.091%, 8/10/49	1,102	1,167,002
Series 2012-C4, Class A5
2.85%, 12/10/45	2,192	2,290,806
UBS-Citigroup Commercial Mortgage Trust
Series 2011-C1, Class E
5.888%, 1/10/45 (a)	409	441,571
Wachovia Bank Commercial Mortgage Trust
Series 2006-C26, Class A1A
6.009%, 6/15/45	239	238,474
Series 2007-C32, Class A3
5.722%, 6/15/49	1,139	1,174,270

	Principal Amount (000)	U.S. $ Value
WF-RBS Commercial Mortgage Trust
Series 2012-C9, Class D
4.802%, 11/15/45 (a)	609	587,105
Series 2013-C14, Class A5
3.337%, 6/15/46	2,326	2,494,715
Series 2013-C15, Class A4
4.153%, 8/15/46	115	129,445
Series 2014-C20, Class A2
3.036%, 5/15/47	1,163	1,212,407

		56,710,300

Non-Agency Floating Rate CMBS - 2.1%
Banc of America Commercial Mortgage Trust
Series 2007-4, Class A1A
5.774%, 2/10/51 (c)	3,058	3,157,977
Commercial Mortgage Trust
Series 2014-SAVA, Class A
1.577% (LIBOR 1 Month + 1.15%), 6/15/34 (a)(e)	608	600,213
H/2 Asset Funding NRE
Series 2015-1A
2.099%, 6/24/49 (a)(e)	1,224	1,215,241
JP Morgan Chase Commercial Mortgage Securities Trust
Series 2014-INN, Class A
1.351% (LIBOR 1 Month + 0.92%), 6/15/29 (a)(e)	1,760	1,739,023
Series 2015-SGP, Class A
2.127% (LIBOR 1 Month + 1.70%), 7/15/36 (a)(e)	1,601	1,604,002
Morgan Stanley Capital I Trust
Series 2015-XLF2, Class AFSA
2.297% (LIBOR 1 Month + 1.87%), 8/15/26 (a)(e)	518	515,076
Series 2015-XLF2, Class SNMA
2.377% (LIBOR 1 Month + 1.95%), 11/15/26 (a)(e)	518	519,175
Resource Capital Corp., Ltd.
Series 2014-CRE2, Class A
1.48% (LIBOR 1 Month + 1.05%), 4/15/32 (a)(e)	421	414,561
Starwood Retail Property Trust
Series 2014-STAR, Class A
1.647% (LIBOR 1 Month + 1.22%), 11/15/27 (a)(e)	2,089	2,064,869
Wells Fargo Commercial Mortgage Trust
Series 2015-SG1, Class C
4.471%, 12/15/47 (c)	975	943,793

		12,773,930

	Principal Amount (000)	U.S. $ Value
Agency CMBS - 0.1%
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates
Series K008, Class A2
3.531%, 6/25/20	78	83,887
Series K010, Class A1
3.32%, 7/25/20	60	61,351
Series K011, Class A1
2.917%, 8/25/20	46	47,312
Series K021, Class A1
1.603%, 1/25/22	79	80,176
Series K025, Class A1
1.875%, 4/25/22	117	118,945

		391,671

Total Commercial Mortgage-Backed Securities (cost $69,958,695)		69,875,901

GOVERNMENTS - TREASURIES - 7.8%
United States - 7.8%
U.S. Treasury Bonds
2.50%, 2/15/46	13	13,120
2.75%, 8/15/42	190	209,341
2.875%, 5/15/43-8/15/45	216	243,258
3.00%, 5/15/42-11/15/45	528	608,322
3.00%, 5/15/45	33	38,161
3.125%, 2/15/43	280	330,061
3.375%, 5/15/44	102	125,711
3.625%, 8/15/43	31	39,867
3.625%, 2/15/44	1,743	2,247,638
3.75%, 11/15/43	75	98,953
4.625%, 2/15/40	918	1,350,084
6.25%, 5/15/30	940	1,476,897
8.125%, 8/15/21	384	519,870
U.S. Treasury Notes
0.363% (USTMMR 3 Month + 0.53%), 10/31/16 (e)	252	252,009
0.50%, 2/28/17-7/31/17	1,749	1,749,077
0.625%, 5/31/17-4/30/18	3,193	3,195,421
0.625%, 11/30/17	75	75,062
0.75%, 6/30/17-2/28/18	525	526,375
0.875%, 11/30/16-1/31/18	1,800	1,805,290
1.00%, 8/31/16-3/31/17	493	493,321
1.125%, 2/28/21	71	71,600
1.25%, 4/30/19-3/31/21	700	710,095
1.375%, 9/30/18-5/31/21	3,466	3,528,622
1.375%, 4/30/20	36	36,780
1.50%, 1/31/19-5/31/20	588	600,854
1.50%, 10/31/19	54	55,155
1.50%, 11/30/19 (f)(g)	2,695	2,757,742
1.625%, 3/31/19-2/15/26	10,758	10,941,690
1.625%, 6/30/19	109	111,395
1.75%, 9/30/19-12/31/20	887	914,599
2.00%, 11/15/21-8/15/25	482	505,115
2.125%, 8/31/20-5/15/25	6,720	7,080,382
2.25%, 11/15/25	4,063	4,335,033
2.375%, 8/15/24	762	820,221
2.50%, 8/15/23	41	44,416

	Principal Amount (000)	U.S. $ Value
2.75%, 2/15/24	10	10,597
3.75%, 11/15/18	328	351,658

Total Governments - Treasuries (cost $46,472,677)		48,273,792

COLLATERALIZED MORTGAGE OBLIGATIONS - 7.4%
Risk Share Floating Rate - 4.5%
Bellemeade Re II Ltd.
Series 2016-1A, Class M2B
6.953% (LIBOR 1 Month + 6.50%), 4/25/26 (e)	555	558,186
Bellemeade Re Ltd.
Series 2015-1A, Class M1
2.936% (LIBOR 1 Month + 2.50%), 7/27/15 (e)(h)(i)	428	426,679
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes
Series 2013-DN2, Class M2
4.677% (LIBOR 1 Month + 4.25%), 11/25/23 (e)	1,760	1,771,998
Series 2014-DN3, Class M3
4.427% (LIBOR 1 Month + 4.00%), 8/25/24 (e)	840	837,049
Series 2014-DN4, Class M3
4.977% (LIBOR 1 Month + 4.55%), 10/25/24 (e)	300	305,744
Series 2014-HQ3, Class M3
5.177% (LIBOR 1 Month + 4.75%), 10/25/24 (e)	962	983,350
Series 2015-DNA1, Class M3
3.736% (LIBOR 1 Month + 3.30%), 10/25/27 (e)	305	300,465
Series 2015-DNA2, Class M2
3.036% (LIBOR 1 Month + 2.60%), 12/25/27 (e)	1,772	1,799,848
Series 2015-DNA3, Class M3
5.136% (LIBOR 1 Month + 4.70%), 4/25/28 (e)	389	387,831
Series 2015-HQ1, Class M2
2.636% (LIBOR 1 Month + 2.20%), 3/25/25 (e)	470	473,791
Series 2015-HQA1, Class M2
3.086% (LIBOR 1 Month + 2.65%), 3/25/28 (e)	1,595	1,632,009
Series 2015-HQA2, Class M2
3.236% (LIBOR 1 Month + 2.80%), 5/25/28 (e)	545	558,300
Series 2015-HQA2, Class M3
5.236% (LIBOR 1 Month + 4.80%), 5/25/28 (e)	331	326,499
Series 2016-DNA1, Class M3
5.986% (LIBOR 1 Month + 5.55%), 7/25/28 (e)	598	620,639
Series 2016-DNA2, Class M3

	Principal Amount (000)	U.S. $ Value
5.103% (LIBOR 1 Month + 4.65%), 10/25/28 (e)	427	418,145
Series 2016-DNA3, Class M3
5.446% (LIBOR 1 Month + 5.00%), 12/25/28 (e)	1,245	1,240,413
Series 2016-HQA1, Class M3
6.796% (LIBOR 1 Month + 6.35%), 9/25/28 (e)	549	588,510
Federal National Mortgage Association Connecticut Avenue Securities
Series 2014-C03, Class 1M1
1.636% (LIBOR 1 Month + 1.20%), 7/25/24 (e)	337	337,777
Series 2014-C04, Class 1M2
5.336% (LIBOR 1 Month + 4.90%), 11/25/24 (e)	903	925,447
Series 2014-C04, Class 2M2
5.436% (LIBOR 1 Month + 5.00%), 11/25/24 (e)	340	345,161
Series 2015-C01, Class 1M2
4.736% (LIBOR 1 Month + 4.30%), 2/25/25 (e)	730	740,983
Series 2015-C01, Class 2M2
4.986% (LIBOR 1 Month + 4.55%), 2/25/25 (e)	1,157	1,189,265
Series 2015-C02, Class 1M2
4.436% (LIBOR 1 Month + 4.00%), 5/25/25 (e)	1,146	1,145,999
Series 2015-C02, Class 2M2
4.436% (LIBOR 1 Month + 4.00%), 5/25/25 (e)	775	774,754
Series 2015-C03, Class 1M1
1.936% (LIBOR 1 Month + 1.50%), 7/25/25 (e)	559	560,424
Series 2015-C03, Class 1M2
5.436% (LIBOR 1 Month + 5.00%), 7/25/25 (e)	1,219	1,225,938
Series 2015-C03, Class 2M2
5.436% (LIBOR 1 Month + 5.00%), 7/25/25 (e)	1,250	1,262,629
Series 2015-C04, Class 1M2
6.136% (LIBOR 1 Month + 5.70%), 4/25/28 (e)	367	378,091
Series 2015-C04, Class 2M2
5.986% (LIBOR 1 Month + 5.55%), 4/25/28 (e)	1,152	1,176,461
Series 2016-C01, Class 1M2
7.177% (LIBOR 1 Month + 6.75%), 8/25/28 (e)	826	900,349
Series 2016-C01, Class 2M2
7.377% (LIBOR 1 Month + 6.95%), 8/25/28 (e)	849	925,034
Series 2016-C02, Class 1M2

	Principal Amount (000)	U.S. $ Value
6.453% (LIBOR 1 Month + 6.00%), 9/25/28 (e)	925	977,544
Series 2016-C03, Class 1M2
5.753% (LIBOR 1 Month + 5.30%), 10/25/28 (e)	142	144,492
Series 2016-C03, Class 2M2
6.353% (LIBOR 1 Month + 5.90%), 10/25/28 (e)	788	817,602
JP Morgan Madison Avenue Securities Trust
Series 2014-CH1, Class M2
4.686% (LIBOR 1 Month + 4.25%), 11/25/24 (e)(i)	245	241,565
Wells Fargo Credit Risk Transfer Securities Trust
Series 2015-WF1, Class 1M2
5.686% (LIBOR 1 Month + 5.25%), 11/25/25 (e)(i)	734	725,596
Series 2015-WF1, Class 2M2
5.936% (LIBOR 1 Month + 5.50%), 11/25/25 (e)(i)	208	204,572

		28,229,139

Non-Agency Fixed Rate - 1.4%
Alternative Loan Trust
Series 2005-20CB, Class 3A6
5.50%, 7/25/35	199	179,719
Series 2005-57CB, Class 4A3
5.50%, 12/25/35	487	404,585
Series 2006-23CB, Class 1A7
6.00%, 8/25/36	312	275,436
Series 2006-24CB, Class A16
5.75%, 6/25/36	893	689,105
Series 2006-28CB, Class A14
6.25%, 10/25/36	618	483,351
Series 2006-J1, Class 1A13
5.50%, 2/25/36	540	443,979
Series 2007-2CB, Class 2A4
5.75%, 3/25/37	466	373,217
Chase Mortgage Finance Trust
Series 2007-S5, Class 1A17
6.00%, 7/25/37	263	219,465
Citigroup Mortgage Loan Trust, Inc.
Series 2005-2, Class 1A4
2.628%, 5/25/35	534	495,881
Countrywide Home Loan Mortgage Pass-Through Trust
Series 2006-10, Class 1A8
6.00%, 5/25/36	460	387,032
Series 2006-13, Class 1A18
6.25%, 9/25/36	714	589,625
Series 2006-13, Class 1A19
6.25%, 9/25/36	196	162,011
Series 2007-HYB2, Class 3A1
2.819%, 2/25/47	1,215	928,271

	Principal Amount (000)	U.S. $ Value
Credit Suisse Mortgage Trust
Series 2010-6R, Class 3A2
5.875%, 1/26/38 (a)	773	639,181
First Horizon Alternative Mortgage Securities Trust
Series 2006-FA3, Class A9
6.00%, 7/25/36	831	645,462
JP Morgan Alternative Loan Trust
Series 2006-A3, Class 2A1
2.723%, 7/25/36	335	273,794
JP Morgan Mortgage Trust
Series 2007-S3, Class 1A8
6.00%, 8/25/37	375	323,010
RBSSP Resecuritization Trust
Series 2009-7, Class 10A3
6.00%, 8/26/37 (a)	948	812,515
Residential Funding Mortgage Securities I Trust
Series 2005-SA3, Class 3A
2.928%, 8/25/35	16	15,196
Wells Fargo Mortgage Backed Securities Trust
Series 2007-8, Class 2A5
5.75%, 7/25/37	284	280,394

		8,621,229

Agency Floating Rate - 0.9%
Federal National Mortgage Association
Series 2011-15, Class SA
6.607% (LIBOR 1 Month + 7.06%), 3/25/41 (e)(j)	3,743	916,030
Series 2016-22, Class ST
5.647% (LIBOR 1 Month + 6.10%), 4/25/46 (e)(j)	4,924	947,718
Federal National Mortgage Association REMICs
Series 2013-130, Class SN
6.197% (LIBOR 1 Month + 6.65%), 10/25/42 (e)(j)	4,636	862,442
Series 2015-66, Class AS
5.797% (LIBOR 1 Month + 6.25%), 9/25/45 (e)(j)	4,467	928,637
Series 2016-11, Class SG
5.697% (LIBOR 1 Month + 6.15%), 3/25/46 (e)(j)	4,956	942,175
Series 2016-19, Class SA
5.647% (LIBOR 1 Month + 6.10%), 4/25/46 (e)(j)	5,691	1,023,637

		5,620,639

Non-Agency Floating Rate - 0.4%
Deutsche Alt-A Securities Mortgage Loan Trust
Series 2006-AR4, Class A2
0.626% (LIBOR 1 Month + 0.19%), 12/25/36 (e)	1,739	1,027,453

	Principal Amount (000)	U.S. $ Value
HomeBanc Mortgage Trust
Series 2005-1, Class A1
0.686% (LIBOR 1 Month + 0.25%), 3/25/35 (e)	745	627,798
RBSSP Resecuritization Trust
Series 2010-9, Class 7A6
6.706%, 5/26/37 (a)(c)	956	729,490

		2,384,741

Agency Fixed Rate - 0.2%
Federal National Mortgage Association Grantor Trust
Series 2004-T5, Class AB4
0.898%, 5/28/35	323	278,522
Federal National Mortgage Association REMICs
Series 2015-33, Class AI
5.00%, 6/25/45 (j)	4,854	869,646

		1,148,168

Total Collateralized Mortgage Obligations (cost $46,293,360)		46,003,916

INFLATION-LINKED SECURITIES - 5.9%
United States - 5.9%
U.S. Treasury Inflation Index
0.125%, 4/15/19 (TIPS)	22,701	23,180,627
0.25%, 1/15/25 (TIPS)	6,222	6,316,380
0.375%, 7/15/25 (TIPS)	6,802	7,004,078

Total Inflation-Linked Securities (cost $35,641,185)		36,501,085

CORPORATES - NON-INVESTMENT GRADE - 3.1%
Industrial - 1.8%
Basic - 0.1%
Freeport-McMoRan Oil & Gas LLC/FCX Oil & Gas, Inc.
6.50%, 11/15/20	243	243,515
Freeport-McMoRan, Inc.
2.375%, 3/15/18	29	28,420
Novelis, Inc.
8.375%, 12/15/17	143	146,218

		418,153

Capital Goods - 0.1%
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu
5.75%, 10/15/20	580	598,850

Communications - Media - 0.1%
CCO Holdings LLC/CCO Holdings Capital Corp.
5.50%, 5/01/26	623	632,345

	Principal Amount (000)		U.S. $ Value
CSC Holdings LLC
8.625%, 2/15/19		222	244,893

			877,238

Communications - Telecommunications - 0.4%
Numericable-SFR SA
5.375%, 5/15/22 (a)	EUR	274	308,207
Sprint Capital Corp.
6.90%, 5/01/19	U.S.$	1,825	1,742,875
Wind Acquisition Finance SA
4.75%, 7/15/20 (a)		605	592,900

			2,643,982

Consumer Cyclical - Other - 0.3%
International Game Technology PLC
6.25%, 2/15/22 (a)		635	645,319
KB Home
4.75%, 5/15/19		552	553,380
MCE Finance Ltd.
5.00%, 2/15/21 (a)		418	414,865

			1,613,564

Consumer Cyclical - Retailers - 0.1%
Hanesbrands, Inc.
4.625%, 5/15/24		384	384,960

Consumer Non-Cyclical - 0.1%
Valeant Pharmaceuticals International, Inc.
6.125%, 4/15/25 (a)		715	573,787

Energy - 0.2%
Cenovus Energy, Inc.
3.00%, 8/15/22		68	62,074
5.70%, 10/15/19		306	323,660
Diamond Offshore Drilling, Inc.
4.875%, 11/01/43		643	458,130
ONEOK, Inc.
4.25%, 2/01/22		71	65,320
SM Energy Co.
6.50%, 1/01/23		72	66,960
Transocean, Inc.
6.50%, 11/15/20		710	630,977

			1,607,121

Technology - 0.3%
Advanced Micro Devices, Inc.
6.75%, 3/01/19		510	489,600
Diamond 1 Finance Corp./Diamond 2 Finance Corp.
7.125%, 6/15/24		629	656,941
NXP BV/NXP Funding LLC
4.125%, 6/01/21		620	629,300

			1,775,841

	Principal Amount (000)	U.S. $ Value
Transportation - Services - 0.1%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.
5.25%, 3/15/25 (a)	535	484,175

		10,977,671

Financial Institutions - 1.0%
Banking - 0.9%
Bank of America Corp.
Series Z
6.50%, 10/23/24 (b)	399	424,935
Barclays Bank PLC
6.86%, 6/15/32 (a)(b)	226	253,120
7.75%, 4/10/23	814	840,455
Credit Agricole SA
8.125%, 12/23/25 (a)(b)	370	370,000
Credit Suisse Group AG
7.50%, 12/11/23 (a)(b)	283	283,000
Intesa Sanpaolo SpA
5.017%, 6/26/24 (a)	1,201	1,099,512
Royal Bank of Scotland Group PLC
Series U
7.64%, 9/30/17 (b)	700	665,000
Royal Bank of Scotland PLC (The)
9.50%, 3/16/22 (a)	193	200,689
Societe Generale SA
5.922%, 4/05/17 (a)(b)	225	226,874
8.00%, 9/29/25 (a)(b)	209	199,595
UniCredit Luxembourg Finance SA
6.00%, 10/31/17 (a)	1,142	1,191,116

		5,754,296

Finance - 0.1%
AerCap Aviation Solutions BV
6.375%, 5/30/17	356	367,570
International Lease Finance Corp.
5.875%, 4/01/19	470	501,137

		868,707

		6,623,003

Utility - 0.2%
Electric - 0.2%
AES Corp./VA
7.375%, 7/01/21	603	679,883
NRG Energy, Inc.
Series WI
6.25%, 5/01/24	457	435,009

		1,114,892

	Principal Amount (000)		U.S. $ Value
Non Corporate Sectors - 0.1%
Agencies - Not Government Guaranteed - 0.1%
NOVA Chemicals Corp.
5.25%, 8/01/23 (a)		645	648,225

Total Corporates - Non-Investment Grade (cost $19,913,771)			19,363,791

AGENCIES - 2.5%
Agency Debentures - 2.5%
Federal National Mortgage Association
6.25%, 5/15/29		355	517,005
6.625%, 11/15/30		260	398,356
Residual Funding Corp. Principal Strip
Zero Coupon, 7/15/20		15,316	14,621,695

Total Agencies (cost $14,018,254)			15,537,056

EMERGING MARKETS - TREASURIES - 0.9%
Brazil - 0.9%
Brazil Notas do Tesouro Nacional
Series F
10.00%, 1/01/17-1/01/27
(cost $5,538,067)	BRL	19,105	5,508,819

GOVERNMENTS - SOVEREIGN AGENCIES - 0.6%
Brazil - 0.2%
Petrobras Global Finance BV
5.75%, 1/20/20	U.S.$	1,374	1,327,421

Colombia - 0.1%
Ecopetrol SA
5.875%, 5/28/45		540	469,125

Germany - 0.0%
Landwirtschaftliche Rentenbank
5.125%, 2/01/17		80	82,031

Israel - 0.2%
Israel Electric Corp. Ltd.
Series 6
5.00%, 11/12/24 (a)		1,117	1,192,398

United Kingdom - 0.1%
Royal Bank of Scotland Group PLC
7.50%, 8/10/20 (b)		940	860,100

Total Governments - Sovereign Agencies (cost $4,033,638)			3,931,075

LOCAL GOVERNMENTS - MUNICIPAL BONDS - 0.5%
United States - 0.5%
State of California
Series 2010
7.625%, 3/01/40 (cost $2,145,045)		2,040	3,224,730

	Principal Amount (000)		U.S. $ Value
GOVERNMENTS - SOVEREIGN BONDS - 0.3%
Mexico - 0.1%
Mexico Government International Bond
Series E
5.95%, 3/19/19		408	455,736

Qatar - 0.2%
Qatar Government International Bond
2.375%, 6/02/21		1,172	1,183,720

Total Governments - Sovereign Bonds (cost $1,608,992)			1,639,456

QUASI-SOVEREIGNS - 0.2%
Quasi-Sovereign Bonds - 0.2%
Chile - 0.2%
Corp. Nacional del Cobre de Chile
4.50%, 9/16/25 (a)		662	692,937
Empresa de Transporte de Pasajeros Metro SA
4.75%, 2/04/24 (a)		545	579,104

			1,272,041

Mexico - 0.0%
Petroleos Mexicanos
3.50%, 1/30/23		10	9,416

Total Quasi-Sovereigns (cost $1,203,420)			1,281,457

	Shares
COMMON STOCKS - 0.1%
Financials - 0.1%
Insurance - 0.1%
Mt Logan Re Ltd. (Preference Shares) (k)(l)(m) (cost $831,000)		831	829,990

	Principal Amount (000)
EMERGING MARKETS - CORPORATE BONDS - 0.1%
Industrial - 0.1%
Capital Goods - 0.1%
Odebrecht Finance Ltd.
5.25%, 6/27/29 (a)	U.S.$	1,056	420,288
7.125%, 6/26/42 (a)		474	203,820

Total Emerging Markets - Corporate Bonds (cost $1,219,565)			624,108

	Principal Amount (000)		U.S. $ Value
SUPRANATIONALS - 0.0%
Supranational - 0.0%
Inter-American Development Bank
5.125%, 9/13/16		50	50,481
International Bank for Reconstruction & Development
9.25%, 7/15/17		30	32,650
Nordic Investment Bank
Series G
5.00%, 2/01/17		100	102,458

Total Supranationals (cost $185,259)			185,589

	Shares
SHORT-TERM INVESTMENTS - 5.7%
Investment Companies - 4.7%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 0.25% (n)(o) (cost $29,017,703)		29,017,703	29,017,703

	Principal Amount (000)
Certificates of Deposit - 1.0%
Wells Fargo Bank NA 0.797% (LIBOR 1 Month + 0.35%), 10/05/16 (e) (cost $6,269,000)	U.S.$	6,269	6,269,000

Agencies - 0.0%
Federal Home Loan Bank 0.418% (LIBOR 1 Month - 0.03%), 11/18/16 (e) (cost $129,995)		130	129,990

Total Short-Term Investments (cost $35,416,698)			35,416,693

Total Investments - 107.2% (cost $650,082,296) (p)			665,768,075
Other assets less liabilities - (7.2)% (q)			(44,435,820)

Net Assets - 100.0%			$621,332,255

FUTURES

Type	Number of Contracts	Expiration Month	Original Value	Value at June 30, 2016	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
U.S. T-Note 2 Yr (CBT) Futures	44	September 2016	$9,622,112	$9,650,438	$28,326
U.S. T-Note 5 Yr (CBT) Futures	834	September 2016	100,035,666	101,884,828	1,849,162
U.S. Ultra Bond (CBT) Futures	238	September 2016	41,667,654	44,357,250	2,689,596

Type	Number of Contracts	Expiration Month	Original Value	Value at June 30, 2016	Unrealized Appreciation/ (Depreciation)
Sold Contracts
Euro-BOBL Futures	138	September 2016	$20,260,962	$20,460,235	$(199,273)
U.S. T-Note 10 Yr (CBT) Futures	35	September 2016	4,537,638	4,654,453	(116,815)

					$4,250,996

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	USD	1,549	INR	104,338	7/15/16	$(6,695)
BNP Paribas SA	CAD	4,225	USD	3,282	9/08/16	11,069
Citibank	BRL	9,649	USD	2,653	7/05/16	(351,067)
Citibank	USD	3,006	BRL	9,649	7/05/16	(2,339)
Deutsche Bank AG	MYR	9,824	USD	2,519	7/15/16	55,891
Goldman Sachs Bank USA	BRL	9,649	USD	3,006	7/05/16	2,339
Goldman Sachs Bank USA	USD	2,882	BRL	9,649	7/05/16	121,742
Goldman Sachs Bank USA	USD	2,411	MYR	9,844	7/15/16	56,914
Goldman Sachs Bank USA	BRL	9,649	USD	2,860	8/02/16	(117,860)
Goldman Sachs Bank USA	USD	2,960	MXN	56,130	8/04/16	101,172
Goldman Sachs Bank USA	BRL	8,726	USD	1,897	1/04/17	(676,095)
HSBC Bank USA	GBP	2,743	USD	3,963	7/21/16	311,599
JPMorgan Chase Bank	USD	3,545	GBP	2,567	7/21/16	(127,393)
JPMorgan Chase Bank	AUD	4,545	USD	3,380	8/12/16	(4,272)
JPMorgan Chase Bank	CAD	3,716	USD	2,863	9/08/16	(13,836)
Morgan Stanley & Co., Inc.	USD	1,259	INR	85,121	7/15/16	(23)
Morgan Stanley & Co., Inc.	EUR	2,509	USD	2,803	7/20/16	17,529
Standard Chartered Bank	SGD	6,615	USD	4,889	7/15/16	(21,308)
Standard Chartered Bank	TWD	151,121	USD	4,630	8/05/16	(68,451)
State Street Bank & Trust Co.	EUR	1,892	USD	2,167	7/20/16	66,679
State Street Bank & Trust Co.	USD	2,142	EUR	1,918	7/20/16	(12,436)

						$(656,841)

CENTRALLY CLEARED CREDIT DEFAULT SWAPS

Clearing Broker/(Exchange) & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at June 30, 2016	Notional Amount (000)	Market Value	Unrealized Appreciation/ (Depreciation)
Buy Contracts
Morgan Stanley & Co., LLC/(INTRCONX)
CDX-NAIG Series 22, 5 Year Index, 6/20/19*	(1.00)%	0.65%	$21,840	$(231,331)	$(47,920)

*	Termination date

CENTRALLY CLEARED INTEREST RATE SWAPS

				Rate Type
Clearing Broker/(Exchange)	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Unrealized Appreciation/ (Depreciation)
Morgan Stanley & Co., LLC/(CME Group)	AUD	39,740	3/11/17	2.140%	3 Month BBSW	$(47,569)
Morgan Stanley & Co., LLC/(CME Group)		35,600	6/09/17	2.218%	3 Month BBSW	(90,046)
Morgan Stanley & Co., LLC/(CME Group)		20,680	10/30/17	1.915%	3 Month BBSW	(11,402)
Morgan Stanley & Co., LLC/(CME Group)		31,620	4/27/18	2.213%	3 Month BBSW	(172,181)
Morgan Stanley & Co., LLC/(CME Group)	NOK	365,550	5/12/18	0.954%	6 Month NIBOR	(22,593)
Morgan Stanley & Co., LLC/(CME Group)		121,570	5/19/18	1.007%	6 Month NIBOR	(21,625)
Morgan Stanley & Co., LLC/(CME Group)	GBP	5,374	6/05/20	6 Month LIBOR	1.651%	319,474
Morgan Stanley & Co., LLC/(CME Group)	AUD	6,050	3/11/25	6 Month BBSW	2.973%	298,539
Morgan Stanley & Co., LLC/(CME Group)		3,860	6/09/25	6 Month BBSW	3.384%	287,365
Morgan Stanley & Co., LLC/(CME Group)		$10,250	11/10/25	2.256%	3 Month LIBOR	(871,380)
Morgan Stanley & Co., LLC/(CME Group)	NOK	45,400	5/12/26	6 Month NIBOR	1.556%	118,112
Morgan Stanley & Co., LLC/(CME Group)		$4,160	6/28/26	1.460%	3 Month LIBOR	(32,717)

						$(246,023)

CREDIT DEFAULT SWAPS

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at June 30, 2016	Notional Amount (000)	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Buy Contracts
Citibank, NA
Advanced Micro Devices, Inc., 7.75%, 8/01/20, 3/20/19*	(5.00)%	5.90%	$510	$11,751	$24,800	$(13,049)
Sprint Communications, Inc., 8.375%, 8/15/17, 6/20/19*	(5.00)	7.33	850	49,895	(31,024)	80,919
Sprint Communications, Inc., 8.375%, 8/15/17, 6/20/19*	(5.00)	7.33	975	57,232	(36,899)	94,131

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at June 30, 2016	Notional Amount (000)	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Sale Contracts
Credit Suisse International
Anadarko Petroleum Corp., 5.95%, 9/15/16, 9/20/17*	1.00%	0.78%	$3,000	$3,196	$(25,788)	$28,984
CDX-CMBX.NA.BBB Series 6, 5/11/63*	3.00	4.41	914	(67,332)	(63,870)	(3,462)
CDX-CMBX.NA.BBB Series 6, 5/11/63*	3.00	4.41	1,600	(117,866)	(119,495)	1,629

				$(63,124)	$(252,276)	$189,152

*	Termination date

INTEREST RATE SWAPS

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund	Unrealized Appreciation/ (Depreciation)
JPMorgan Chase Bank, NA	$11,590	1/30/17	1.059%	3 Month LIBOR	$(65,217)

REVERSE REPURCHASE AGREEMENTS

Broker	Interest Rate		Maturity		U.S. $ Value at June 30, 2016
Credit Suisse Securities (USA) LLC+	(1.50	)%*	– 0	–	$1,159,615

+	The reverse repurchase agreement matures on demand. Interest rate resets daily and the rate shown is the rate in effect on June 30, 2016
*	Interest payment due from counterparty.

The type of underlying collateral and the remaining maturity of open reverse repurchase agreements is as follows:

Remaining Contracted Maturity of the Agreements

Reverse Repurchase Agreements

	Overnight and Continuous	Up to 30 Days			31-90 Days			Greater than 90 Days			Total
Governments - Treasuries	$1,159,615	$	– 0	–	$	– 0	–	$	– 0	–	$1,159,615

Total	$1,159,615	$	– 0	–	$	– 0	–	$	– 0	–	$1,159,615

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2016, the aggregate market value of these securities amounted to $96,622,262 or 15.6% of net assets.
(b)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(c)	Variable rate coupon, rate shown as of June 30, 2016.
(d)	Coupon rate adjusts periodically based upon a predetermined schedule. Stated interest rate in effect at June 30, 2016.
(e)	Floating Rate Security. Stated interest rate was in effect at June 30, 2016.
(f)	Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding.
(g)	Position, or a portion thereof, has been segregated to collateralize reverse repurchase agreements.
(h)	Fair valued by the Adviser.
(i)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 0.26% of net assets as of June 30, 2016, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Bellemeade Re Ltd.
Series 2015-1A, Class M1
2.936%, 7/27/15	7/27/15	$427,748	$426,679	0.07%
JP Morgan Madison Avenue Securities Trust
Series 2014-CH1, Class M2
4.686%, 11/25/24	11/06/15	241,541	241,565	0.04%
Wells Fargo Credit Risk Transfer Securities Trust
Series 2015-WF1, Class 1M2
5.686%, 11/25/25	9/28/15	733,572	725,596	0.12%
Wells Fargo Credit Risk Transfer Securities Trust
Series 2015-WF1, Class 2M2
5.936%, 11/25/25	9/28/15	207,636	204,572	0.03%

(j)	IO - Interest Only
(k)	The security is subject to a 12 month lock-up period, after which semi-annual redemptions are permitted.
(l)	Effective prepayment date of April 2017.
(m)	Restricted and illiquid security.

Restricted Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Mt Logan Re Ltd. (Preference Shares)	12/30/14	$831,000	$829,990	0.13%

(n)	To obtain a copy of the fund’s financial statements, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(o)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(p)	As of June 30, 2016, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $21,324,478 and gross unrealized depreciation of investments was $(5,638,699), resulting in net unrealized appreciation of $15,685,779.
(q)	An amount of U.S. $1,990,367 has been segregated to collateralize margin requirements for the open futures contracts at June 30, 2016.

Currency Abbreviations:

AUD	-	Australian Dollar
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
EUR	-	Euro
GBP	-	Great British Pound
INR	-	Indian Rupee
MXN	-	Mexican Peso
MYR	-	Malaysian Ringgit
NOK	-	Norwegian Krone
SGD	-	Singapore Dollar
TWD	-	New Taiwan Dollar
USD	-	United States Dollar

Glossary:

ABS	-	Asset-Backed Securities
ARMs	-	Adjustable Rate Mortgages
BA	-	Banker’s Acceptance
BBSW	-	Bank Bill Swap Reference Rate (Australia)
BOBL	-	Bundesobligationen
CBT	-	Chicago Board of Trade
CDX-CMBX.NA	-	North American Commercial Mortgage-Backed Index
CDX-NAIG	-	North American Investment Grade Credit Default Swap Index
CMBS	-	Commercial Mortgage-Backed Securities
CME	-	Chicago Mercantile Exchange
INTRCONX	-	Inter-Continental Exchange
LIBOR	-	London Interbank Offered Rates
NIBOR	-	Norwegian Interbank Offered Rate
REIT	-	Real Estate Investment Trust
REMICs	-	Real Estate Mortgage Investment Conduits
TBA	-	To Be Announced
TIPS	-	Treasury Inflation Protected Security
USTMMR	-	U.S. Treasury Money Market Rate

Sanford C. Bernstein Fund, Inc.

Intermediate Duration Institutional Portfolio

June 30, 2016 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of June 30, 2016:

Investments in Securities:	Level 1			Level 2	Level 3			Total
Assets:
Corporates - Investment Grade	$	– 0	–	$163,587,224	$	– 0	–	$163,587,224
Mortgage Pass-Throughs		– 0	–	123,646,744		– 0	–	123,646,744
Asset-Backed Securities		– 0	–	87,613,888		2,722,761		90,336,649
Commercial Mortgage-Backed Securities		– 0	–	54,275,364		15,600,537		69,875,901
Governments - Treasuries		– 0	–	48,273,792		– 0	–	48,273,792
Collateralized Mortgage Obligations		– 0	–	45,019,051		984,865		46,003,916
Inflation-Linked Securities		– 0	–	36,501,085		– 0	–	36,501,085
Corporates - Non-Investment Grade		– 0	–	19,363,791		– 0	–	19,363,791
Agencies		– 0	–	15,537,056		– 0	–	15,537,056
Emerging Markets - Treasuries		– 0	–	5,508,819		– 0	–	5,508,819
Governments - Sovereign Agencies		– 0	–	3,931,075		– 0	–	3,931,075
Local Governments - Municipal Bonds		– 0	–	3,224,730		– 0	–	3,224,730
Governments - Sovereign Bonds		– 0	–	1,639,456		– 0	–	1,639,456

Investments in Securities:	Level 1		Level 2		Level 3		Total
Quasi-Sovereigns	– 0	–	1,281,457		– 0	–	1,281,457
Common Stocks	– 0	–	– 0	–	829,990		829,990
Emerging Markets - Corporate Bonds	– 0	–	624,108		– 0	–	624,108
Supranationals	– 0	–	185,589		– 0	–	185,589
Short-Term Investments:
Investment Companies	29,017,703		– 0	–	– 0	–	29,017,703
Certificates of Deposit	– 0	–	6,269,000		– 0	–	6,269,000
Agencies	– 0	–	129,990		– 0	–	129,990

Total Investments in Securities	29,017,703		616,612,219		20,138,153		665,768,075
Other Financial Instruments (a):
Assets:
Futures	4,567,084		– 0	–	– 0	–	4,567,084
Forward Currency Exchange Contracts	– 0	–	744,934		– 0	–	744,934
Centrally Cleared Interest Rate Swaps	– 0	–	1,023,490		– 0	–	1,023,490
Credit Default Swaps	– 0	–	205,663		– 0	–	205,663
Liabilities:
Futures	(316,088)		– 0	–	– 0	–	(316,088)
Forward Currency Exchange Contracts	– 0	–	(1,401,775)		– 0	–	(1,401,775)
Centrally Cleared Credit Default Swaps	– 0	–	(47,920)		– 0	–	(47,920)
Centrally Cleared Interest Rate Swaps	– 0	–	(1,269,513)		– 0	–	(1,269,513)
Credit Default Swaps	– 0	–	(16,511)		– 0	–	(16,511)
Interest Rate Swaps	– 0	–	(65,217)		– 0	–	(65,217)

Total (b)	$33,268,699		$615,785,370		$20,138,153		$669,192,222

(a)	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
(b)	There were no transfers between Level 1 and Level 2 during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Asset-Backed Securities		Commercial Mortgage- Backed Securities		Collateralized Mortgage Obligations
Balance as of 9/30/15	$7,402,410		$7,798,639		$29,222,131
Accrued discounts/(premiums)	5,956		(8,586)		2,914
Realized gain (loss)	(64,151)		(132,831)		416,524
Change in unrealized appreciation/depreciation	91,607		(124,847)		(19,190)
Purchases/Payups	2,605,282		8,367,278		554,719
Sales/Paydowns	(2,867,108)		(1,549,957)		(2,043,367)
Transfers in to Level 3	– 0	–	1,250,841		– 0	–
Transfers out of Level 3	(4,451,235)		– 0	–	(27,148,866)

Balance as of 6/30/16	$2,722,761		$15,600,537		$984,865

Net change in unrealized appreciation/depreciation from investments held as of 6/30/16	$36,100		$(164,486)		$2,956

	Common Stocks		Total
Balance as of 9/30/15	$1,050,321		$45,473,501
Accrued discounts/(premiums)	– 0	–	284
Realized gain (loss)	(785)		218,757
Change in unrealized appreciation/depreciation	(51,331)		(103,761)
Purchases/Payups	– 0	–	11,527,279
Sales/Paydowns	(168,215)		(6,628,647)
Transfers in to Level 3	– 0	–	1,250,841	(a)
Transfers out of Level 3	– 0	–	(31,600,101	)(b)

Balance as of 6/30/16	$829,990		$20,138,153

Net change in unrealized appreciation/depreciation from investments held as of 6/30/16	$(51,331)		$(176,761)

(a)	There were deminimis transfers from Level 2 to Level 3 during the reporting period.
(b)	An amount of $31,600,101 was transferred out of Level 3 into Level 2 due to increase in observability of inputs during the reporting period.

As of June 30, 2016, all Level 3 securities were priced i) at net asset value, ii) by third party vendors, or iii) using prior transaction prices, which approximates fair value.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices

A summary of the Portfolio’s transactions in shares of the AB Fixed Income Shares, Inc. - Government Money Market Portfolio for the nine months ended June 30, 2016 is as follows:

Market Value 9/30/15 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 6/30/16 (000)	Dividend Income (000)
$34,387	$309,470	$314,839	$29,018	$139

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Sanford C. Bernstein Fund II, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	August 24, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	August 24, 2016

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	August 24, 2016